Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Global Total Return Fund, Inc.
Entity Central Index Key	0000793159
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
PGIM Global Total Return Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class A
Trading Symbol	GTRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class A shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class A	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 2,529,262,098
Holdings Count | Holding	1,316
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class C
Trading Symbol	PCTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class C shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class C	$82	1.63%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.63%
Net Assets	$ 2,529,262,098
Holdings Count | Holding	1,316
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier
nomenclature
. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class Z
Trading Symbol	PZTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class Z shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class Z	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 2,529,262,098
Holdings Count | Holding	1,316
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change
.

PGIM Global Total Return Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class R2
Trading Symbol	PGTOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R2 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R2	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Net Assets	$ 2,529,262,098
Holdings Count | Holding	1,316
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit
ratings
reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class R4
Trading Symbol	PGTSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R4 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R4	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 2,529,262,098
Holdings Count | Holding	1,316
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have
not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return Fund
Class Name	Class R6
Trading Symbol	PGTQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Class R6 shares of PGIM Global Total Return Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return Fund—Class R6	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 2,529,262,098
Holdings Count | Holding	1,316
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 2,529,262,098
Number of fund holdings	1,316
Portfolio turnover rate for the period	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	17.7
AA	12.8
A	19.8
BBB	33.3
BB	8.0
B	2.5
CCC	0.6
Not Rated	4.1
Cash/Cash Equivalents	1.2
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated
category
consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return (USD Hedged) Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class A
Trading Symbol	PHEAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Global Total Return (USD Hedged) Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund— Class A	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 53,206,030
Holdings Count | Holding	627
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 53,206,030
Number of fund holdings	627
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	33.1
AA	8.3
A	14.2
BBB	30.2
BB	5.6
B	2.0
CCC	0.4
Not Rated	4.7
Cash/Cash Equivalents	1.5
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change
.

PGIM Global Total Return (USD Hedged) Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class C
Trading Symbol	PHECX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Global Total Return (USD Hedged) Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund— Class C	$82	1.63%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.63%
Net Assets	$ 53,206,030
Holdings Count | Holding	627
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 53,206,030
Number of fund holdings	627
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	33.1
AA	8.3
A	14.2
BBB	30.2
BB	5.6
B	2.0
CCC	0.4
Not Rated	4.7
Cash/Cash Equivalents	1.5
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated
category
consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Global Total Return (USD Hedged) Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class Z
Trading Symbol	PHEZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Global Total Return (USD Hedged) Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund— Class Z	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 53,206,030
Holdings Count | Holding	627
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 53,206,030
Number of fund holdings	627
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	33.1
AA	8.3
A	14.2
BBB	30.2
BB	5.6
B	2.0
CCC	0.4
Not Rated	4.7
Cash/Cash Equivalents	1.5
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are
subject to change.

PGIM Global Total Return (USD Hedged) Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Global Total Return (USD Hedged) Fund
Class Name	Class R6
Trading Symbol	PHEQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM Global Total Return (USD Hedged) Fund
(the “Fund”) for the period of November 1, 2024 to April 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Global Total Return (USD Hedged) Fund— Class R6	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 53,206,030
Holdings Count | Holding	627
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2025?
Fund’s net assets	$ 53,206,030
Number of fund holdings	627
Portfolio turnover rate for the period	12%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2025?

Credit Quality expressed as a percentage of total investments as of 4/30/2025 (%)
AAA	33.1
AA	8.3
A	14.2
BBB	30.2
BB	5.6
B	2.0
CCC	0.4
Not Rated	4.7
Cash/Cash Equivalents	1.5
Total	100.0

Credit Ratings Selection [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not
Rated
category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.